Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Vickers Vantage [Member]
Public Offering (Details) [Line Items]
PUBLIC OFFERING
NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold to 13,800,000 Units which includes a full exercise by the underwriters of their over-allotment option in the amount of 1,800,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3 — PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold to 13,800,000 Units which includes a full exercise by the underwriters of their over-allotment option in the amount of 1,800,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).